Income taxes - Changes in deferred tax (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Total
Balance at beginning of period			$ 8,565	$ 7,335
Effect in income statement	$ (872)	$ 181	(1,167)	1,177
Translation adjustment			153	(2,225)
Other comprehensive income			(198)	1,886
Balance at end of period	7,353	8,173	7,353	8,173
Assets
Balance at beginning of period			10,335	9,217
Effect in income statement			(1,130)	1,121
Translation adjustment			196	(2,352)
Other comprehensive income			(63)	1,818
Balance at end of period	9,338	9,804	9,338	9,804
Liabilities
Balance at beginning of period			1,770	1,882
Effect in income statement			37	(56)
Translation adjustment			43	(127)
Other comprehensive income			135	(68)
Balance at end of period	$ 1,985	$ 1,631	$ 1,985	$ 1,631